Financial Information - Washington Federal, INC. - Statements of Cash Flows (Details) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash Flows From Operating Activities
Net income		$ 44,224,000	$ 43,004,000	$ 41,723,000	$ 35,098,000	$ 42,498,000	$ 39,050,000	$ 40,361,000	$ 38,407,000	$ 164,049,000	$ 160,316,000	$ 157,364,000
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in other assets										(14,204,000)	(29,220,000)	(17,799,000)
Net cash provided (used) by operating activities										221,721,000	142,871,000	173,715,000
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit										9,283,000	2,070,000	10,252,000
Repurchase of warrants	$ (7,718,158)									(7,744,000)	0	0
Treasury stock purchased										(87,850,000)	(126,728,000)	(104,291,000)
Dividends paid on common stock										(49,926,000)	(51,111,000)	(42,065,000)
Net cash provided (used) by financing activities										75,662,000	(350,176,000)	(376,457,000)
Increase (decrease) in cash and cash equivalents										166,319,000	(497,794,000)	578,280,000
Cash and cash equivalents at beginning of year					284,049,000				781,843,000	284,049,000	781,843,000	203,563,000
Cash and cash equivalents at end of year	450,368,000	450,368,000				284,049,000				450,368,000	284,049,000	781,843,000
Parent Company
Cash Flows From Operating Activities
Net income										164,049,000	160,316,000	157,364,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries										(12,677,000)	32,375,000	(87,943,000)
Decrease (increase) in other assets										(15,000)	0	1,000
Increase in other liabilities										1,552,000	(13,189,000)	4,152,000
Net cash provided (used) by operating activities										152,909,000	179,502,000	73,574,000
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit										9,283,000	2,070,000	10,252,000
Treasury stock purchased										(87,850,000)	(126,728,000)	(104,291,000)
Dividends paid on common stock										(49,926,000)	(51,111,000)	(42,065,000)
Net cash provided (used) by financing activities										(136,237,000)	(175,769,000)	(136,104,000)
Increase (decrease) in cash and cash equivalents										16,672,000	3,733,000	(62,530,000)
Cash and cash equivalents at beginning of year					$ 7,628,000				$ 3,895,000	7,628,000	3,895,000	66,425,000
Cash and cash equivalents at end of year	$ 24,300,000	$ 24,300,000				$ 7,628,000				$ 24,300,000	$ 7,628,000	$ 3,895,000